Share Based Payment	12 Months Ended
Mar. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
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Description of the share based payment arrangements

Share Option Programs (Equity-Settled)

a)
MakeMyTrip.com Equity Option Plan (MMT ESOP Plan)

In 2000, the Group approved a share option programme in Mauritius, named the MakeMyTrip.com Equity Option Plan (“MMT ESOP Plan”). In June 2009, this plan was expanded in order to issue share options to employees of subsidiaries and directors of the Group. The Group replaced certain share options to acquire shares in its Indian subsidiary held by employees at its subsidiaries with options granted under the MMT ESOP Plan. Total options granted under this plan were 2,703,810 during the year ended March 31, 2010. No options were granted during the years ended March 31 2021, 2022 and 2023, respectively.

The number and weighted average exercise price of share options under MMT ESOP plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Options	Weighted Average Exercise Price per share (USD)	Number of Options
	For the Year Ended March 31
Particulars	2021	2021	2022	2022
Outstanding at beginning of the year	1.98	17,839	1.98	17,839
Exercised during the year	—	—	1.98	(17,839)
Outstanding at the end of the year	1.98	17,839	—	—
Exercisable at the end of the year	1.98	17,839	—	—

b)
Share Incentive Plan
i)
Restricted Share Units (RSUs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). During the years ended March 31, 2021, 2022 and 2023, the Group granted restricted share units, or RSUs, under the plan to eligible employees. Each restricted share unit represents the right to receive one common share. The fair value of each restricted share unit is the market price of one common share of the Group on the date of grant.

Terms and Conditions of the RSUs

The terms and conditions relating to the RSUs grants under this Share Incentive Plan are given below:

Grant details	Number of instruments	Vesting conditions	Contractual life of RSUs
RSUs granted during the year ended March 31, 2021	1,478,191	Refer notes	4 – 8 years
RSUs granted during the year ended March 31, 2022	2,413,442	Refer notes	4 – 9 years
RSUs granted during the year ended March 31, 2023	1,455,554	Refer notes	4 – 8 years

Notes:

Of the RSUs granted during the year ended March 31, 2023:

- Nil (March 31, 2022: 2,529 and March 31, 2021: 205,872) RSUs have graded vesting over 4 years: 10% on the expiry of 12 months from the grant date, 20% on the expiry of 24 months from the grant date, 30% on the expiry of 36 months from the grant date, 40% on the expiry of 48 months from the grant date.

- 1,120,117 (March 31, 2022: 1,072,635 and March 31, 2021: 484,152) RSUs have graded vesting over 4 years: 25% on the expiry of 12 months from the grant date, 25% on the expiry of 24 months from the grant date, 25% on the expiry of 36 months from the grant date, 25% on the expiry of 48 months from the grant date.

- Nil (March 31, 2022: 564,541 and March 31, 2021: Nil) RSUs have graded vesting over 5 years: 20% on the expiry of 12 months from the grant date, 20% on the expiry of 24 months from the grant date, 20% on the expiry of 36 months from the grant date, 20% on the expiry of 48 months from the grant date, 20% on the expiry of 60 months from the grant date.

- Nil (March 31, 2022: Nil and March 31, 2021: 251,750) RSUs have graded vesting over 2 years: 25% on the expiry of 6 months from the grant date, 25% on the expiry of 12 months from the grant date, 25% on the expiry of 18 months from the grant date, 25% on the expiry of 24 months from the grant date.

- Nil (March 31, 2022: Nil and March 31, 2021: 209,611) RSUs have graded vesting over 1 year: 25% on the expiry of 3 months from the grant date, 25% on the expiry of 6 months from the grant date, 25% on the expiry of 9 months from the grant date, 25% on the expiry of 12 months from the grant date.

- Nil (March 31, 2022: Nil and March 31, 2021: 325,444) RSUs have 100% vesting on September 30, 2023, Nil (March 31, 2022: 547,060 and March 31, 2021: 779) RSUs have 100% vesting on September 30, 2024, 335,274 (March 31, 2022: Nil and March 31, 2021: Nil) RSUs have 100% vesting on September 30, 2025 and Nil (March 31, 2022: 225,816 and March 31, 2021: Nil) RSUs have 100% vesting on September 30, 2026. Further, the Group's estimate of the number of shares to be issued is adjusted upward or downward based upon the probability of achievement of the factors like Group performance (revenue, profit and gross merchandise value) of next three financial years and service condition. Maximum shares the employees are eligible to receive under this scheme are 150% of the total RSUs granted.

- 163 (March 31, 2022: 861 and March 31, 2021: 583) RSUs were fully vested on the grant date.

- These RSUs can be exercised within a period of 48 months from the date of vesting or within a period of 6 months from the date of termination of employment, whichever is earlier.

The number and weighted average exercise price of RSUs under share incentive plan are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2021	2021	2022	2022	2023	2023
Outstanding at the beginning of the year	0.0005	6,437,422	0.0005	5,979,731	0.0005	7,445,641
Granted during the year	0.0005	1,478,191	0.0005	2,413,442	0.0005	1,455,554
Forfeited and expired during the year	0.0005	(470,810)	0.0005	(424,405)	0.0005	(369,630)
Exercised during the year	0.0005	(1,465,072)	0.0005	(523,127)	0.0005	(757,821)
Outstanding at the end of the year	0.0005	5,979,731	0.0005	7,445,641	0.0005	7,773,744
Exercisable at the end of the year	0.0005	3,328,012	0.0005	3,869,396	0.0005	4,327,478

The grant date fair value of RSUs granted during the year is in the range of USD 24.25 to USD 32.62 (March 31, 2022: USD 24.16 to USD 32.97 and March 31, 2021: USD 13.34 to USD 30.92).

The RSUs outstanding at March 31, 2023 have an exercise price per share of USD 0.0005 (March 31, 2022: USD 0.0005 and March 31, 2021: USD 0.0005) and a weighted average contractual life of 3.9 years (March 31, 2022: 4.3 years and March 31, 2021: 4.2 years).

During the year ended March 31, 2023, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 34,651 (March 31, 2022: USD 32,921 and March 31, 2021: USD 28,141) for the RSUs granted under the Share Incentive Plan.

ii)
Employee Stock Options (ESOPs)

In 2010, the Group approved a share incentive plan in Mauritius, named the MakeMyTrip 2010 Share Incentive Plan (“Share Incentive Plan”). Total ESOPs granted under this plan were 21,588 during the year ended March 31, 2020. Each ESOP represents the right to receive one hundred common equity shares of the Group. No options were granted during the years ended March 31 2021, 2022 and 2023, respectively.

The number and weighted average exercise price of ESOPs under share incentive plan are as follows:

	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards	Weighted Average Exercise Price per ESOP (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2021	2021	2022	2022	2023	2023
Outstanding at the beginning of the year	2,229	21,588	2,229	19,489	2,229	19,489
Forfeited and expired during the year	2,229	(1,968)	2,229	—	2,229	—
Exercised during the year	2,229	(131)	2,229	—	2,229	(987)
Outstanding at the end of the year	2,229	19,489	2,229	19,489	2,229	18,502
Exercisable at the end of the year	2,229	6,409	2,229	12,949	2,229	18,502

The ESOPs outstanding at March 31, 2023 have an exercise price per ESOP of USD 2,229 (March 31, 2022: USD 2,229 and March 31, 2021: USD 2,229) and a weighted average contractual life of 2.4 years (March 31, 2022: 3.4 years and March 31, 2021: 4.5 years).

During the year ended March 31, 2023, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 966 (March 31, 2022: USD 3,724 and March 31, 2021: USD 7,448) for the ESOPs granted under the Share Incentive Plan.

c)
Employee Stock Option Plan 2015 (ESOP Plan 2015)

Simplotel, one of the Group’s subsidiary (refer note 7 (c)), approved a share option plan in India, named the Employees Stock Option Plan 2015 (“ESOP Plan 2015”) in the year ended March 31, 2015. During the year ended March 31 2023, no employee stock options were granted to employees. Each stock option represents the right to receive one equity share of the subsidiary.

The number and weighted average exercise price of employee stock options under the ESOP Plan 2015 are as follows:

	Weighted Average Exercise Price per share (USD)	Number of Awards
	For the Year Ended March 31
Particulars	2023	2023
Outstanding at beginning of the year	0.1232	320
Outstanding at the end of the year	0.1232	320
Exercisable at the end of the year	0.1232	196

200 stock options have graded vesting over 4 years: 10% will vest on completion of one year from the grant date, remaining stock options will vest quarterly thereafter in the remaining 3 years in the ratio 20% in second year, 30% in third year and 40% in fourth year from the date of grant.

120 stock options have graded vesting over 4 years: 105 stock options will vest on completion of one year from the grant date, remaining 15 stock options will vest equally over the remaining period of 3 years at the end of each year from the grant date thereafter.

The stock options outstanding at March 31, 2023 have an exercise price per stock option of USD 0.1232. The weighted average contractual life of the stock options granted under this plan is 3.9 years.

During the year ended March 31, 2023, share based payment expense recognized under personnel expenses (refer note 13) amounted to USD 26, for the stock options granted under ESOP Plan 2015.